Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments	$ 952,367,668	$ 812,092,994
Uninvested cash	273	188
Funds in transit	0	44,735
Employer contributions receivable	1,955,612	883,165
EBP, Participant Contribution, Receivable	1,058,095	0
Notes receivable from participants	6,834,028	6,340,646
Net assets available for benefits	962,215,676	819,361,728
Mutual funds
Investments, at fair value:
Total investments	217,987,227	191,576,927
Common stock
Investments, at fair value:
Total investments	64,947,471	55,679,017
Common/collective trusts
Investments, at fair value:
Total investments	$ 669,432,970	$ 564,837,050